Financial risk management - Changes in Level 3 Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	£ 1,884
Ending balance	2,655	£ 1,884
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(12)	(96)
Net gains/(losses) for the year	154	33
Purchases	110	31
Settlements	(19)	16
Reclassification to held for sale (note 10)	0	4
Ending balance	233	(12)
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(183)	(235)
Net gains/(losses) for the year	(4)	51
Purchases	0	0
Settlements	0	1
Reclassification to held for sale (note 10)	0	0
Ending balance	(187)	(183)
(Losses)/gains on assets held at end of year	(4)	51
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(12)	2
Net gains/(losses) for the year	56	(16)
Purchases	17	(1)
Settlements	(17)	(1)
Reclassification to held for sale (note 10)	0	4
Ending balance	44	(12)
(Losses)/gains on assets held at end of year	27	(46)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	183	137
Net gains/(losses) for the year	102	(2)
Purchases	93	32
Settlements	(2)	16
Reclassification to held for sale (note 10)	0	0
Ending balance	£ 376	£ 183